Fair value measurement - Schedule of Financial Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Financial assets	€ 540,514	€ 570,191
Other current financial assets	71,584	77,432
Level 1
Disclosure of financial assets [line items]
Financial assets	7,016	10,309
Other current financial assets	7,016	10,309
Level 2
Disclosure of financial assets [line items]
Financial assets	473,418	501,083
Other current financial assets	8,951	12,747
Level 3
Disclosure of financial assets [line items]
Financial assets	60,080	58,799
Other current financial assets	55,617	54,376
Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	69,066	73,521
Other current financial assets	64,251	68,635
Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	12,853	14,102
Other current financial assets	3,592	7,047
Amortized cost
Disclosure of financial assets [line items]
Financial assets	458,595	482,568
Other current financial assets	3,741	1,750
Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	9,261	7,055
Derivative financial instruments | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Financial assets	9,261	7,055
Derivative financial instruments | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	9,261	7,055
Derivative financial instruments | Amortized cost
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	226,715	220,121
Cash and cash equivalents | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Level 2
Disclosure of financial assets [line items]
Financial assets	226,715	220,121
Cash and cash equivalents | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	226,715	220,121
Trade receivables
Disclosure of financial assets [line items]
Financial assets	192,331	227,087
Trade receivables | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Level 2
Disclosure of financial assets [line items]
Financial assets	192,331	227,087
Trade receivables | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Amortized cost
Disclosure of financial assets [line items]
Financial assets	192,331	227,087
Other non-current financial assets
Disclosure of financial assets [line items]
Financial assets	40,623	38,496
Other non-current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Other non-current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	36,160	34,073
Other non-current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	4,463	4,423
Other non-current financial assets | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	4,815	4,886
Other non-current financial assets | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Other non-current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	35,808	33,610
Other current financial assets
Disclosure of financial assets [line items]
Financial assets	71,584	77,432
Other current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	7,016	10,309
Other current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	8,951	12,747
Other current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	55,617	54,376
Other current financial assets | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	64,251	68,635
Other current financial assets | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	3,592	7,047
Other current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	3,741	1,750
Private equity
Disclosure of financial assets [line items]
Other current financial assets	22,156	21,565
Private equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	22,156	21,565
Private equity | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	22,156	21,565
Private equity | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds
Disclosure of financial assets [line items]
Other current financial assets	11,627	11,370
Hedge funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	11,627	11,370
Hedge funds | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	11,627	11,370
Hedge funds | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt
Disclosure of financial assets [line items]
Other current financial assets	10,978	11,720
Private debt | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	284
Private debt | Level 3
Disclosure of financial assets [line items]
Other current financial assets	10,978	11,436
Private debt | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	10,978	11,720
Private debt | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds
Disclosure of financial assets [line items]
Other current financial assets	10,856	10,005
Real estate funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	10,856	10,005
Real estate funds | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	10,856	10,005
Real estate funds | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Money market funds and floating income
Disclosure of financial assets [line items]
Other current financial assets	8,312	13,864
Money market funds and floating income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	3,102	3,151
Money market funds and floating income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	5,210	10,713
Money market funds and floating income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Money market funds and floating income | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	5,210	10,713
Money market funds and floating income | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	3,102	3,151
Money market funds and floating income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits
Disclosure of financial assets [line items]
Other current financial assets	3,473	1,492
Guarantee deposits | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Level 2
Disclosure of financial assets [line items]
Other current financial assets	3,473	1,492
Guarantee deposits | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	3,473	1,492
Equity
Disclosure of financial assets [line items]
Other current financial assets	3,424	3,262
Equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	3,424	3,262
Equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	3,424	3,262
Equity | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income
Disclosure of financial assets [line items]
Other current financial assets	490	3,896
Fixed income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	490	3,896
Fixed income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	490	3,896
Fixed income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables
Disclosure of financial assets [line items]
Other current financial assets	268	258
Financial receivables | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Level 2
Disclosure of financial assets [line items]
Other current financial assets	268	258
Financial receivables | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	€ 268	€ 258